UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White, Jr.
Dechert LLP	Thomas White International, Ltd.
1900 K Street NW	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio (Unaudited)			July 31, 2015

Country	Issue	Industry	Shares	Value (US $)
COMMON STOCKS (95.8%)
AUSTRALIA (1.0%)
	Australia and New Zealand Banking Group Limited +	Banks	267,100	$ 6,372,169

BELGIUM (1.3%)
	UCB S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	110,700	8,563,895

BRAZIL (0.5%)
	Embraer S.A.	Capital Goods	473,200	3,285,084

CANADA (4.7%)
	Canadian National Railway Company	Transportation	97,100	6,057,567
	Magna International Inc.	Automobiles & Components	106,100	5,764,779
	Royal Bank of Canada	Banks	130,900	7,632,705
	Valeant Pharmaceuticals International, Inc. *	Pharmaceuticals, Biotechnology & Life Sciences	42,800	10,973,503
				30,428,554

CHINA (6.6%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	152,500	11,946,850
	Baidu, Inc. ADR *	Software & Services	22,900	3,953,914
	Bank of China Limited - H Shares +	Banks	13,817,000	7,550,773
	Lenovo Group Limited +	Technology Hardware & Equipment	3,471,600	3,759,884
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	728,000	4,170,408
	Tencent Holdings Limited +	Software & Services	273,800	5,099,898
	WuXi PharmaTech (Cayman) Inc. ADR *	Pharmaceuticals, Biotechnology & Life Sciences	146,400	6,075,600
				42,557,327

DENMARK (1.9%)
	PANDORA A/S +	Consumer Durables & Apparel	107,700	12,103,238

FINLAND (1.3%)
	Wartsila OYJ +	Capital Goods	180,600	8,295,519

FRANCE (6.3%)
	Cap Gemini SA +	Software & Services	73,700	7,040,966
	Christian Dior SA +	Consumer Durables & Apparel	39,950	8,272,275
	Compagnie Generale des Etablissements Michelin +	Automobiles & Components	58,600	5,746,101
	Safran SA +	Capital Goods	73,400	5,549,887
	Societe Generale +	Banks	144,700	7,104,090
	Total SA +	Energy	137,400	6,809,357
				40,522,676

GERMANY (5.9%)
	BASF SE +	Materials	69,350	5,984,750
	Bayer Aktiengesellschaft +	Materials	73,800	10,901,375
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	24,800	2,489,642
	Continental Aktiengesellschaft +	Automobiles & Components	27,000	6,038,711
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	123,600	8,529,633
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	24,000	4,415,772
				38,359,883

HONG KONG (6.5%)
	AIA Group Limited +	Insurance	953,400	6,206,337
	Beijing Enterprises Holdings Limited +	Capital Goods	505,200	3,708,176
	China Unicom (Hong Kong) Limited +	Telecommunication Services	2,824,000	4,003,393
	CK Hutchison Holdings Limited +	Capital Goods	1,150,232	17,058,827
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	1,116,000	2,614,225
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	2,389,000	8,470,153
				42,061,111

INDIA (2.4%)
	Infosys Limited ADR #	Software & Services	601,400	10,169,674
	Power Finance Corporation Limited +	Diversified Financials	1,435,000	5,505,731
				15,675,405

INDONESIA (1.3%)
	PT Bank Mandiri (Persero) Tbk +	Banks	4,681,900	3,291,314
	PT Bank Rakyat Indonesia (Persero) Tbk +	Banks	2,591,700	1,910,281
	PT Indofood Sukses Makmur Tbk +	Food, Beverage & Tobacco	7,122,200	3,211,627
				8,413,222

ITALY (1.2%)
	Intesa Sanpaolo S.p.A. +	Banks	2,068,500	7,950,519

JAPAN (16.5%)
	Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	404,000	6,100,122
	Hitachi, Ltd. +	Technology Hardware & Equipment	1,018,000	6,602,221
	HONDA MOTOR CO., LTD. +	Automobiles & Components	184,000	6,198,187
	ITOCHU Corporation +	Capital Goods	1,200,300	14,771,192
	Japan Tobacco Inc. +	Food, Beverage & Tobacco	277,000	10,748,178
	JFE Holdings, Inc. +	Materials	63,800	1,194,103
	Kansai Paint Co., Ltd. +	Materials	328,000	5,339,005
	Mitsubishi UFJ Financial Group, Inc. +	Banks	1,095,100	7,943,179
	NIPPON TELEGRAPH AND TELEPHONE CORPORATION +	Telecommunication Services	154,600	5,954,394
	Nissan Motor Co., Ltd. +	Automobiles & Components	721,300	6,991,897
	Nomura Holdings, Inc. +	Diversified Financials	1,168,800	8,331,373
	Sekisui House, Ltd. +	Consumer Durables & Apparel	357,000	5,323,757
	SoftBank Corp. +	Telecommunication Services	127,800	7,108,751
	Sundrug Co., Ltd. +	Food & Staples Retailing	135,500	7,927,323
	TDK CORPORATION +	Technology Hardware & Equipment	82,300	5,748,093
				106,281,775

MEXICO (0.7%)
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	841,900	4,447,636

NETHERLANDS (5.6%)
	ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	47,800	4,754,079
	Heineken NV +	Food, Beverage & Tobacco	71,400	5,619,648
	ING Groep N.V. GDR +	Diversified Financials	738,100	12,545,408
	Koninklijke Ahold N.V. +	Food & Staples Retailing	275,400	5,481,605
	Randstad Holding nv +	Commercial & Professional Services	115,600	7,908,073
				36,308,813

NORWAY (2.2%)
	Norsk Hydro ASA #+	Materials	725,000	2,701,560
	Statoil ASA #+	Energy	679,225	11,470,657
				14,172,217

PANAMA (0.7%)
	Banco Latinoamericano de Comercio Exterior, S.A. #	Banks	168,000	4,623,360

RUSSIA (0.6%)
	Lukoil OAO GDR +	Energy	97,600	4,040,539

SINGAPORE (1.0%)
	United Overseas Bank Limited +	Banks	390,000	6,342,174

SOUTH AFRICA (2.5%)
	Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	127,100	3,745,718
	FirstRand Limited +	Diversified Financials	953,700	4,125,402
	Remgro Limited +	Diversified Financials	392,200	8,120,624
				15,991,744

SOUTH KOREA (2.5%)
	Korea Electric Power Corporation +	Utilities	131,000	5,667,661
	LG Display Co., Ltd. +	Technology Hardware & Equipment	198,900	3,775,301
	SK Hynix Inc. +	Semiconductors & Semiconductor Equipment	78,900	2,494,099
	SK Telecom Co., Ltd. +	Telecommunication Services	19,500	4,152,669
				16,089,730

SPAIN (2.2%)
	Banco Santander, S.A. +	Banks	1,206,000	8,308,872
	Grifols, S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	138,800	6,132,668
				14,441,540

SWITZERLAND (1.4%)
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	30,500	8,798,654

TAIWAN (2.5%)
	Catcher Technology Co., Ltd +	Technology Hardware & Equipment	401,000	4,423,276
	Pegatron Corporation +	Technology Hardware & Equipment	1,375,000	3,870,297
	Taiwan Semiconductor Manufacturing Company Ltd. ADR #	Semiconductors & Semiconductor Equipment	366,700	8,107,737
				16,401,310

THAILAND (0.7%)
	Kasikornbank Public Company Limited +	Banks	280,900	1,421,805
	Krung Thai Bank Public Company Limited +	Banks	6,537,000	3,208,685
				4,630,490

TURKEY (0.6%)
	Haci Omer Sabanci Holding A.S. +	Diversified Financials	1,036,000	3,544,624

UNITED KINGDOM (15.2%)
	BP p.l.c. +	Energy	1,907,800	11,778,975
	British American Tobacco p.l.c. +	Food, Beverage & Tobacco	280,200	16,638,378
	BT Group plc +	Telecommunication Services	1,452,000	10,529,364
	easyJet plc +	Transportation	173,500	4,453,356
	Experian PLC +	Commercial & Professional Services	313,900	5,881,488
	International Consolidated Airlines Group SA *+	Transportation	618,500	5,156,458
	Provident Financial plc +	Diversified Financials	106,600	4,945,331
	Prudential Public Limited Company +	Insurance	363,000	8,540,251
	Reed Elsevier NV +	Media	319,904	5,332,743
	Ryanair Holdings PLC +	Transportation	627,800	8,595,460
	Smith & Nephew PLC +	Health Care Equipment & Services	274,100	5,088,442
	WH Smith PLC +	Retailing	462,800	11,429,066
				98,369,312

Total Common Stocks		(Cost $544,922,524)		619,072,520

PREFERRED STOCKS (2.3%)
BRAZIL (1.0%)
	Banco Bradesco S.A.	Banks	834,680	6,628,294

GERMANY (1.3%)
	Henkel AG & Co. KGaA +	Household & Personal Products	70,300	8,346,037

Total Preferred Stocks		(Cost $15,209,358)		14,974,331

U.S. GOVERNMENT OBLIGATIONS (0.2%)
HELD AS COLLATERAL FOR SECURITIES LENDING

	U.S. Treasury Notes:		Principal Amount
	0.500% due 08/31/2016		$ 13,251	13,296
	0.875% due 09/15/2016		6,256	6,309
	0.875% due 04/15/2017		85,790	86,418
	0.750% due 06/30/2017		66,005	66,190
	3.500% due 02/15/2018		1,526	1,652
	2.375% due 06/30/2018		232	241
	1.500% due 12/31/2018		111,393	112,801
	1.625% due 12/31/2019		1,579	1,594
	1.750% due 10/31/2020		25,798	26,053
	2.625% due 11/15/2020		14,259	15,032
	2.125% due 01/31/2021		28,266	28,890
	2.000% due 02/28/2021		200	205
	2.250% due 03/31/2021		173,563	179,687
	3.125% due 05/15/2021		70,072	75,807
	2.125% due 06/30/2021		10,528	10,749
	2.000% due 08/31/2021		137	140
	2.125% due 09/30/2021		17,500	17,932
	1.500% due 01/31/2022		22,950	22,404
	1.750% due 02/28/2022		2,442	2,438
	1.750% due 04/30/2022		1,684	1,675
	2.125% due 06/30/2022		2,737	2,776
	1.750% due 05/15/2023		85,356	83,790
	2.750% due 02/15/2024		9,169	9,733
	2.500% due 05/15/2024		56,417	58,290
	2.125% due 05/15/2025		4,422	4,412
				828,514

	U.S. TIPS:
	0.125% due 04/15/2017		442	465
	0.125% due 07/15/2022		16,318	16,668
				17,133

	U.S. Treasury Bonds:
	7.500% due 11/15/2016		1,400	1,550
	7.625% due 02/15/2025		1,253	1,891
	5.500% due 08/15/2028		4,979	6,865
	5.250% due 02/15/2029		1,579	2,141
	5.375% due 02/15/2031		1,579	2,210
	3.125% due 02/15/2042		10,601	11,198
	3.750% due 11/15/2043		1,911	2,240
	3.125% due 08/15/2044		3,685	3,874
	2.500% due 02/15/2045		3,895	3,596
				35,565

Total U.S. Government Obligations	(Cost $859,174)	881,212

SHORT TERM INVESTMENTS (7.2%)

HELD AS COLLATERAL FOR SECURITIES LENDING

MONEY MARKET FUND (7.2%)

		Northern Institutional Liquid Asset Portfolio, 0.23% (a)		46,671,694	46,671,694

U.S. GOVERNMENT OBLIGATIONS (0.0%)
		U.S. Treasury Bill:		Principal Amount
		0.122% due 09/17/2015		$ 1,053	1,053

		U.S. Treasury Note:
		1.250% due 10/31/2015		12,773	12,850

Total Short Term Investments			(Cost $46,685,520)		46,685,597

Total Investments	105.5%		(Cost $607,676,576)		$ 681,613,660
Other Assets, Less Liabilities:	(5.5)%				(35,418,267)
Total Net Assets:	100.0%				$ 646,195,393

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July, 31 2015
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows^:

Cost of Investments	$ 607,676,576
Gross unrealized appreciation	141,945,079
Gross unrealized depreciation	(68,007,995)
Net unrealized appreciation	$ 73,937,084

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2015, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2015, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$6,372,169	$–	$6,372,169
Belgium	–	8,563,895	–	8,563,895
Brazil	3,285,084	–	–	3,285,084
Canada	30,428,554	–	–	30,428,554
China	21,976,364	20,580,963	–	42,557,327
Denmark	–	12,103,238	–	12,103,238
Finland	–	8,295,519	–	8,295,519
France	–	40,522,676	–	40,522,676
Germany	–	38,359,883	–	38,359,883
Hong Kong	–	42,061,111	–	42,061,111
India	10,169,674	5,505,731	–	15,675,405
Indonesia	–	8,413,222	–	8,413,222
Italy	–	7,950,519	–	7,950,519
Japan	–	106,281,775	–	106,281,775
Mexico	4,447,636	–	–	4,447,636
Netherlands	–	36,308,813	–	36,308,813
Norway	–	14,172,217	–	14,172,217
Panama	4,623,360	–	–	4,623,360
Russia	–	4,040,539	–	4,040,539
Singapore	–	6,342,174	–	6,342,174
South Africa	–	15,991,744	–	15,991,744
South Korea	–	16,089,730	–	16,089,730
Spain	–	14,441,540	–	14,441,540
Switzerland	–	8,798,654	–	8,798,654
Taiwan	8,107,737	8,293,573	–	16,401,310
Thailand	–	4,630,490	–	4,630,490
Turkey	–	3,544,624	–	3,544,624
United Kingdom	–	98,369,312	–	98,369,312
Total Common Stocks	$83,038,409	$536,034,111	$–	$619,072,520

Preferred Stocks

Brazil	$6,628,294	$–	$–	$6,628,294
Germany	–	8,346,037	–	8,346,037
Total Preferred Stocks	$6,628,294	$8,346,037	$–	$14,974,331

U.S. Government Obligations	$–	$881,212	$–	$881,212
Short Term Investments	$46,671,694	$13,903	$–	$46,685,597
Total Investments	$136,338,397	$545,275,263	$–	$681,613,660

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio (Unaudited)			July 31, 2015

Country	Issue	Industry	Shares	Value (US $)
COMMON STOCKS (94.2%)
BRAZIL (3.6%)
	Embraer S.A.	Capital Goods	105,500	$ 732,410
	Hypermarcas S.A. *	Household & Personal Products	120,300	711,481
	JBS SA	Food, Beverage & Tobacco	195,800	874,937
	Ultrapar Participacoes S.A.	Energy	40,800	835,554
				3,154,382

CHILE (0.4%)
	Banco de Chile	Banks	3,506,598	375,417

CHINA (21.3%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	19,000	1,488,460
	Baidu, Inc. ADR *	Software & Services	5,300	915,098
	Bank of China Limited - H Shares +	Banks	5,000,100	2,732,476
	China Overseas Land & Investment Limited +	Real Estate	388,000	1,222,580
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	1,194,000	901,447
	Guangdong Investment Limited +	Utilities	1,338,500	1,810,358
	Hollysys Automation Technologies Ltd.	Technology Hardware & Equipment	49,800	1,059,744
	Lenovo Group Limited +	Technology Hardware & Equipment	1,139,000	1,233,583
	NetEase, Inc. ADR	Software & Services	15,900	2,204,217
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	294,200	1,685,349
	Sinopharm Group Co. Ltd. - H Shares +	Health Care Equipment & Services	286,800	1,102,073
	Tencent Holdings Limited +	Software & Services	59,900	1,115,719
	WuXi PharmaTech (Cayman) Inc. ADR *	Pharmaceuticals, Biotechnology & Life Sciences	29,100	1,207,650
				18,678,754

HONG KONG (8.9%)
	AIA Group Limited +	Insurance	326,400	2,124,762
	Beijing Enterprises Holdings Limited +	Capital Goods	211,900	1,555,349
	China Unicom (Hong Kong) Limited +	Telecommunication Services	1,189,700	1,686,557
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	427,000	1,000,246
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	402,000	1,425,283
				7,792,197

INDIA (7.2%)
	Axis Bank Limited +	Banks	113,300	1,012,797
	Infosys Limited +	Software & Services	24,800	417,031
	Infosys Limited ADR #	Software & Services	77,600	1,312,216
	NTPC Limited +	Utilities	574,100	1,214,120
	Power Finance Corporation Limited +	Diversified Financials	267,800	1,027,481
	Tata Motors Limited *+	Automobiles & Components	221,517	1,325,953
				6,309,598

INDONESIA (2.8%)
	PT Astra International Tbk +	Automobiles & Components	1,696,500	833,508
	PT Bank Mandiri (Persero) Tbk +	Banks	885,600	622,565
	PT Bank Rakyat Indonesia (Persero) Tbk +	Banks	554,600	408,783
	PT United Tractors Tbk +	Capital Goods	425,000	633,476
				2,498,332

MACAU (0.8%)
	Sands China Ltd. +	Consumer Services	166,800	739,204

MALAYSIA (1.0%)
	Hong Leong Financial Group Berhad +	Banks	202,800	841,512

MEXICO (4.7%)
	Gentera S.A.B. de C.V.	Diversified Financials	438,800	755,458
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	333,800	1,763,417
	Grupo Financiero Inbursa, S.A.B de C.V.	Banks	378,900	858,331
	Grupo Sanborns S.A.B. de C.V.	Retailing	442,100	709,829
				4,087,035

PANAMA (2.1%)
	Banco Latinoamericano de Comercio Exterior, S.A. #	Banks	68,500	1,885,120

PHILIPPINES (4.0%)
	Alliance Global Group, Inc. +	Capital Goods	1,408,200	695,224
	Universal Robina Corporation +	Food, Beverage & Tobacco	311,100	1,301,049
				1,996,273

POLAND (1.4%)
	Energa S.A. +	Utilities	132,600	715,785
	ING Bank Slaski S.A. +	Banks	15,200	505,218
				1,221,003

RUSSIA (2.0%)
	Lukoil OAO GDR +	Energy	21,300	881,798
	Magnit OJSC GDR +	Food & Staples Retailing	15,700	851,682
				1,733,480

SOUTH AFRICA (12.8%)
	Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	57,800	1,703,403
	FirstRand Limited +	Diversified Financials	320,700	1,387,246
	Mediclinic International Limited +	Health Care Equipment & Services	51,700	460,368
	Mondi Ltd +	Materials	67,400	1,612,380
	MTN Group Limited +	Telecommunication Services	35,975	599,944
	Remgro Limited +	Diversified Financials	122,100	2,528,119
	RMI Holdings +	Insurance	368,900	1,302,327
	Steinhoff International Holdings Limited +	Consumer Durables & Apparel	269,677	1,643,282
				11,237,069

SOUTH KOREA (11.2%)
	Hana Financial Group Inc. +	Banks	33,400	831,240
	Hyundai Motor Company +	Automobiles & Components	5,575	703,572
	KB Financial Group Inc. +	Banks	22,600	709,812
	Korea Electric Power Corporation +	Utilities	58,000	2,509,346
	LG Display Co., Ltd. +	Technology Hardware & Equipment	62,200	1,180,612
	NAVER Corporation +	Software & Services	1,118	499,440
	Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	690	693,267
	SK Hynix Inc. +	Semiconductors & Semiconductor Equipment	27,000	853,494
	SK Telecom Co., Ltd. +	Telecommunication Services	8,875	1,889,997
				9,870,780

TAIWAN (8.0%)
	Catcher Technology Co., Ltd +	Technology Hardware & Equipment	114,000	1,257,490
	CTBC Financial Holding Company Ltd. +	Banks	1,211,000	878,593
	MediaTek Inc. +	Semiconductors & Semiconductor Equipment	93,000	976,727
	Pegatron Corporation +	Technology Hardware & Equipment	288,000	810,651
	Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	697,000	3,061,359
				6,984,820

THAILAND (1.4%)
	Krung Thai Bank Public Company Limited +	Banks	1,102,250	541,039
	Thai Union Frozen Products Public Company Limited +	Food, Beverage & Tobacco	1,338,600	717,619
				1,258,658

TURKEY (2.3%)
	Haci Omer Sabanci Holding A.S. +	Diversified Financials	386,500	1,322,391
	Tofas Turk Otomobil Fabrikasi A.S. +	Automobiles & Components	107,000	699,695
				2,022,086

Total Common Stocks		(Cost $83,414,570)		82,685,720

PREFERRED STOCKS (2.9%)
BRAZIL (2.2%)
	Banco Bradesco S.A.	Banks	168,832	1,340,715
	Itau Unibanco Holding S.A.	Banks	73,590	643,277
				1,983,992

COLOMBIA (0.7%)
	Banco Davivienda S.A.	Banks	63,100	580,170

Total Preferred Stocks		(Cost $3,674,831)		2,564,162

U.S. GOVERNMENT OBLIGATIONS (0.0%)
HELD AS COLLATERAL FOR SECURITIES LENDING

	U.S. Treasury Notes:		Principal Amount
	0.500% due 08/31/2016		$ 47	47
	0.875% due 09/15/2016		22	22
	0.875% due 04/15/2017		305	307
	0.750% due 06/30/2017		234	235
	1.500% due 12/31/2018		396	401
	1.750% due 10/31/2020		8	8
	2.625% due 11/15/2020		51	53
	2.250% due 03/31/2021		617	638
	3.125% due 05/15/2021		249	269
	2.125% due 09/30/2021		62	64
	1.750% due 05/15/2023		302	297
	2.500% due 05/15/2024		180	186
				2,527

Total U.S. Government Obligations		(Cost $2,473)		2,527

SHORT TERM INVESTMENTS (7.4%)
MONEY MARKET FUND (2.7%)
	Northern Institutional Treasury Portfolio, 0.01% (a)		2,375,209	2,375,209

HELD AS COLLATERAL FOR SECURITIES LENDING

MONEY MARKET FUND (4.7%)
	Northern Institutional Liquid Asset Portfolio, 0.23% (a)		4,107,896	4,107,896

U.S. GOVERNMENT OBLIGATIONS (0.0%)
	U.S. Treasury Notes:		Principal Amount
	1.250% due 10/31/2015		$ 45	46

Total Short Term Investments		(Cost $6,483,150)	6,483,151

Total Investments	104.5%	(Cost $93,575,024)	$ 91,735,560
Other Assets, Less Liabilities:	(4.5)%		(3,953,495)
Total Net Assets:	100.0%		$ 87,782,065

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2015
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows^:

Cost of Investments	$ 93,575,024
Gross unrealized appreciation	9,315,821
Gross unrealized depreciation	(11,155,285)
Net unrealized appreciation	$ (1,839,464)

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2015, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2015, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks

Brazil	$3,154,382	$–	$–	$3,154,382
Chile	375,417	–	–	375,417
China	6,875,169	11,803,585	–	18,678,754
Hong Kong	–	7,792,197	–	7,792,197
India	1,312,216	4,997,382	–	6,309,598
Indonesia	–	2,498,332	–	2,498,332
Macau	–	739,204	–	739,204
Malaysia	–	841,512	–	841,512
Mexico	4,087,035	–	–	4,087,035
Panama	1,885,120	–	–	1,885,120
Philippines	–	1,996,273	–	1,996,273
Poland	–	1,221,003	–	1,221,003
Russia	–	1,733,480	–	1,733,480
South Africa	–	11,237,069	–	11,237,069
South Korea	–	9,870,780	–	9,870,780
Taiwan	–	6,984,820	–	6,984,820
Thailand	–	1,258,658	–	1,258,658
Turkey	–	2,022,086	–	2,022,086
Total Common Stocks	$17,689,339	$64,996,381	$–	$82,685,720

Preferred Stocks

Brazil	$1,983,992	$–	$–	$1,983,992
Colombia	$580,170	$–	$–	$580,170
Total Preferred Stocks	$2,564,162	$–	$–	$2,564,162

U.S. Government Obligations	$–	$2,527	$–	$2,527
Short Term Investments	$6,483,105	$46	$–	$6,483,151
Total Investments	$26,736,606	$64,998,954	$–	$91,735,560

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio (Unaudited)		July 31, 2015

Industry	Issue	Shares	Value
COMMON STOCKS (98.9%)
AUTOMOBILES & COMPONENTS (2.5%)
	Autoliv, Inc.	2,800	$ 294,560
	Thor Industries, Inc.	4,550	254,254
	Visteon Corporation *	3,800	378,214
			927,028

BANKS (3.2%)
	Associated Banc-Corp	19,500	384,345
	East West Bancorp, Inc.	9,450	422,982
	SunTrust Banks, Inc.	8,400	372,456
			1,179,783

CAPITAL GOODS (5.3%)
	AGCO Corporation	6,100	335,561
	Regal-Beloit Corporation	5,600	388,808
	Spirit AeroSystems Holdings, Inc. - Class A *	8,700	489,810
	Terex Corporation	8,650	191,684
	The Timken Company	5,700	190,266
	W.W. Grainger, Inc.	1,400	320,194
			1,916,323

COMMERCIAL & PROFESSIONAL SERVICES (2.6%)
	Copart, Inc. *	9,400	338,682
	Republic Services, Inc.	14,300	608,179
			946,861

CONSUMER DURABLES & APPAREL (4.0%)
	Hanesbrands Inc.	26,600	825,398
	Lennar Corporation - Class A	11,650	617,916
			1,443,314

CONSUMER SERVICES (3.4%)
	Chipotle Mexican Grill, Inc. *	850	630,896
	Hyatt Hotels Corporation - Class A *	7,900	441,057
	MGM Resorts International *	9,000	176,580
			1,248,533

DIVERSIFIED FINANCIALS (4.9%)
	Ameriprise Financial, Inc.	6,900	867,123
	Invesco, Ltd.	12,000	463,200
	SEI Investments Company	8,550	455,800
			1,786,123

ENERGY (1.5%)
	Valero Energy Corporation	8,300	544,480

FOOD & STAPLES RETAILING (1.5%)
	The Kroger Co.	13,800	541,512

FOOD, BEVERAGE & TOBACCO (3.7%)
	Coca-Cola Enterprises, Inc.	7,000	357,560

	ConAgra Foods Inc.	13,350	588,201
	Molson Coors Brewing Company - Class B	2,400	170,736
	Reynolds American Inc.	2,705	232,062
			1,348,559

HEALTH CARE EQUIPMENT & SERVICES (9.7%)
	AmerisourceBergen Corporation	5,600	592,200
	The Cooper Companies, Inc.	2,700	477,900
	Humana, Inc.	2,800	509,852
	Laboratory Corporation of America Holdings *	3,420	435,332
	Omnicare, Inc.	6,900	668,265
	St. Jude Medical, Inc.	4,500	332,190
	Zimmer Biomet Holdings, Inc.	4,850	504,739
			3,520,478

INSURANCE (4.6%)
	Assurant, Inc.	4,600	343,160
	Everest Re Group, Ltd.	1,700	311,304
	The Hartford Financial Services Group, Inc.	12,000	570,600
	Lincoln National Corporation	8,100	456,192
			1,681,256

MATERIALS (5.9%)
	Ball Corporation	9,400	637,696
	Celanese Corporation - Series A	4,700	309,824
	The Scotts Miracle-Gro Company - Class A	9,000	543,510
	The Sherwin-Williams Company	1,250	347,200
	The Valspar Corporation	3,900	324,792
			2,163,022

MEDIA (1.4%)
	Cablevision Systems Corporation - Class A	18,000	507,960

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (3.5%)
	Jazz Pharmaceuticals Public Limited Company *	2,500	480,600
	Mylan NV *	9,250	517,908
	PerkinElmer, Inc.	5,350	283,122
			1,281,630

REITS (5.6%)
	Brixmor Property Group, Inc.	14,400	352,368
	Health Care REIT, Inc.	4,900	339,913
	Host Hotels & Resorts Inc.	15,000	290,700
	Jones Lang LaSalle Incorporated	2,400	427,296
	LaSalle Hotel Properties	9,400	312,738
	Spirit Realty Capital, Inc.	29,800	302,470
			2,025,485

RETAILING (8.7%)
	AutoNation, Inc. *	6,950	433,263
	AutoZone, Inc. *	700	490,658
	Expedia, Inc.	4,000	485,760
	Foot Locker, Inc.	10,600	747,830
	Macy's, Inc.	8,450	583,557
	Ulta Salon, Cosmetics & Fragrance, Inc. *	2,600	431,678
			3,172,746

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
		Broadcom Corporation - Class A	13,800	698,418
		ON Semiconductor Corporation *	56,900	604,278
		Xilinx, Inc.	10,650	444,638
				1,747,334

SOFTWARE & SERVICES (6.8%)
		Cadence Design Systems, Inc. *	17,900	375,363
		DST Systems, Inc.	8,350	911,402
		Global Payments Inc.	2,900	325,061
		SolarWinds, Inc. *	8,400	335,076
		Solera Holdings Inc.	6,450	236,006
		Teradata Corporation *	8,000	296,880
				2,479,788

TECHNOLOGY HARDWARE & EQUIPMENT (2.4%)
		F5 Networks, Inc. *	3,950	529,853
		NetApp, Inc.	11,250	350,438
				880,291

TELECOMMUNICATION SERVICES (1.3%)
		Telephone and Data Systems, Inc.	16,800	494,088

TRANSPORTATION (5.7%)
		Alaska Air Group, Inc.	5,050	382,537
		American Airlines Group Inc.	8,400	336,840
		Delta Air Lines, Inc.	11,400	505,476
		Hertz Global Holdings, Inc. *	17,200	292,228
		Ryder System, Inc.	6,100	552,172
				2,069,253

UTILITIES (5.9%)
		Ameren Corporation	8,200	336,856
		CMS Energy Corporation	12,850	440,241
		DTE Energy Company	7,000	563,220
		Great Plains Energy Incorporated	17,950	468,674
		National Fuel Gas Company	6,400	346,048
				2,155,039

Total Common Stocks		(Cost $27,284,222)		36,060,886

Total Investments	98.9%	(Cost $27,284,222)		$ 36,060,886
Other Assets, Less Liabilities:	1.1%			383,169
Total Net Assets:	100.0%			$ 36,444,055

* Non-Income Producing Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows^:

Cost of Investments	$ 27,284,222
Gross unrealized appreciation	9,502,805
Gross unrealized depreciation	(726,141)
Net unrealized appreciation	$ 8,776,664

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2015 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2015, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2015, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$927,028	$–	$–	$927,028
Banks	1,179,783	–	–	1,179,783
Capital Goods	1,916,323	–	–	1,916,323
Commercial & Professional Services	946,861	–	–	946,861
Consumer Durables & Apparel	1,443,314	–	–	1,443,314
Consumer Services	1,248,533	–	–	1,248,533
Diversified Financials	1,786,123	–	–	1,786,123
Energy	544,480	–	–	544,480
Food & Staples Retailing	541,512	–	–	541,512
Food, Beverage & Tobacco	1,348,559	–	–	1,348,559
Health Care Equipment & Services	3,520,478	–	–	3,520,478
Insurance	1,681,256	–	–	1,681,256
Materials	2,163,022	–	–	2,163,022
Media	507,960	–	–	507,960
Pharmaceuticals, Biotechnology & Life Sciences	1,281,630	–	–	1,281,630
REITS	2,025,485	–	–	2,025,485
Retailing	3,172,746	–	–	3,172,746
Semiconductors & Semiconductor Equipment	1,747,334	–	–	1,747,334
Software & Services	2,479,788	–	–	2,479,788
Technology Hardware & Equipment	880,291	–	–	880,291
Telecommunication Services	494,088	–	–	494,088
Transportation	2,069,253	–	–	2,069,253
Utilities	2,155,039	–	–	2,155,039
Total Common Stocks	$36,060,886	$–	$–	$36,060,886

Total Investments	$36,060,886	$–	$–	$36,060,886

No transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title) /s/ Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date  September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date  September 25, 2015

By (Signature and Title) /s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date September 25, 2015